LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE

NOTE 2. LOSS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2012	2013	2014
Weighted average number of outstanding shares
Basic	50,720	50,720	53,927
Effect of dilutive securities
Employee share-based compensation	—	—	—

Diluted	50,720	50,720	53,927

Options to purchase 1,444 thousand, 1,149 thousand and 683 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2012, 2013 and 2014, respectively, as the effect would be anti-dilutive.